Operating leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Right-of-Use Asset	$ 157,058	$ 184,509
Charter In Vessels [Member]
Operating Lease, Expense	36,873	24,018	$ 10,656
Office Rental [Member]
Operating Lease, Right-of-Use Asset	$ 2,732	2,891
Operating Lease, Weighted Average Discount Rate, Percent	5.20%
Operating Lease, Weighted Average Remaining Lease Term	2 years 11 months 12 days
Operating Lease, Expense	$ 1,616	1,387	$ 574
Charter In Vessels [Member]
Operating Lease, Right-of-Use Asset	$ 154,326	$ 181,618
Operating Lease, Weighted Average Discount Rate, Percent	5.30%
Operating Lease, Weighted Average Remaining Lease Term	5 years 2 months 1 day